Amounts Receivable and Prepaids - Schedule of amounts receivable and prepaids (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids	$ 8,768,109	$ 9,748,849
Sales tax receivable [Member]
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids	3,586,643	5,215,304
Prepaid expenses and other receivables [Member]
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids	1,922,498	644,519
Energy tax receivable [Member]
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids	1,443,004	3,633,410
Receivable on sale of subsidiary [Member]
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids	1,815,964	0
Digital assets receivable [Member]
Trade And Other Current Receivables [Line Items]
Amounts receivable and prepaids	$ 0	$ 255,616